GENERAL BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2012
GENERAL BUSINESS DESCRIPTION
GENERAL BUSINESS DESCRIPTION

1.          GENERAL BUSINESS DESCRIPTION

Enbridge Inc. (Enbridge or the Company) is a publicly traded energy transportation and distribution company. Enbridge conducts its business through five business segments: Liquids Pipelines; Gas Distribution; Gas Pipelines, Processing and Energy Services; Sponsored Investments and Corporate. These operating segments are strategic business units established by senior management to facilitate the achievement of the Company’s long-term objectives, to aid in resource allocation decisions and to assess operational performance.

LIQUIDS PIPELINES

Liquids Pipelines consists of common carrier and contract crude oil, natural gas liquids (NGL) and refined products pipelines and terminals in Canada and the United States, including the Canadian Mainline, Regional Oil Sands System, Southern Lights Pipeline, Seaway Pipeline, Spearhead Pipeline, Feeder Pipelines and Other.

GAS DISTRIBUTION

Gas Distribution consists of the Company’s natural gas utility operations, the core of which is Enbridge Gas Distribution Inc. (EGD) which serves residential, commercial and industrial customers, primarily in central and eastern Ontario as well as northern New York State. This business segment also includes natural gas distribution activities in Quebec and New Brunswick.

GAS PIPELINES, PROCESSING AND ENERGY SERVICES

Gas Pipelines, Processing and Energy Services consists of investments in natural gas pipelines and processing and gathering facilities and the Company’s energy services businesses, along with renewable energy projects.

Investments in natural gas pipelines include the Company’s interests in the United States portion of the Alliance System (Alliance Pipeline US), the Vector Pipeline (Vector) and transmission and gathering pipelines in the Gulf of Mexico. Investments in natural gas processing include the Company’s interest in Aux Sable, a natural gas fractionation and extraction business located at the terminus of the Alliance System. The energy services businesses undertake physical commodity marketing activity and manage the Company’s volume commitments on the Alliance System, the Vector Pipeline and other pipeline systems.

SPONSORED INVESTMENTS

Sponsored Investments includes the Company’s 21.8% (2011 - 23.0%) ownership interest in Enbridge Energy Partners, L.P. (EEP), Enbridge’s 66.7% (2011 - 66.7%) investment in the United States segment of the Alberta Clipper Project through EEP and Enbridge Energy, Limited Partnership and an overall 67.7% (2011 - 69.2%) economic interest in Enbridge Income Fund (the Fund), held both directly and indirectly through Enbridge Income Fund Holdings Inc. (ENF). Enbridge manages the day-to-day operations of, and develops and assesses opportunities for each of these investments, including both organic growth and acquisition opportunities.

EEP transports crude oil and other liquid hydrocarbons through common carrier and feeder pipelines and transports, gathers, processes and markets natural gas and NGL. The primary operations of the Fund include renewable power generation projects, crude oil and liquids pipeline and storage businesses in Western Canada and a 50% interest in the Canadian portion of the Alliance System (Alliance Pipeline Canada).

CORPORATE

Corporate consists of the Company’s investment in Noverco Inc. (Noverco), new business development activities, general corporate investments and financing costs not allocated to the business segments.